CAPITAL AND RESERVES - RSU, PSU, DSU Plans (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments $ / shares	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments $ / shares	Dec. 31, 2017 USD ($) EquityInstruments
Authorized share capital
Restricted share unit liability		$ 1,502		$ 2,730
Deferred share unit liability		997
Share-based compensation - expensed		3,502		2,367
Share-based compensation - capitalized		$ 0		1,366
RSU's
Authorized share capital
Vesting term (in years)	3 years	3 years
Restricted share unit liability		$ 1,271		2,715
Share-based compensation - expensed		1,558		3,365
Share-based compensation - capitalized		$ 0		$ 687
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments	729,064	729,064	735,729	735,729
Granted (in equity instruments) | EquityInstruments	481,230	481,230	370,472	370,472
Settled (in equity instruments) | EquityInstruments	(385,063)	(385,063)	(355,648)	(355,648)
Forfeited (in equity instruments) | EquityInstruments	(83,345)	(83,345)	(21,489)	(21,489)
Outstanding ending balance (in equity instruments) | EquityInstruments	741,886	741,886	729,064	729,064
Outstanding weighted fair value beginning (in dollars per equity instruments)	$ 14.41		$ 10.65
Granted weighted fair value (in dollars per equity instruments)	$ 9.78		$ 12.96
Settled weighted fair value (in dollars per equity instruments) | $ / shares	$ 9.67		$ 13.07
Forfeited weighted fair value (in dollars per equity instruments)	$ 11.16		$ 13.85
Outstanding weighted fair value ending (in dollars per equity instruments)	$ 11.31		$ 14.41
PSU's
Authorized share capital
Restricted share unit liability		$ 231		$ 15
Share-based compensation - expensed		$ 226		$ 15
Activity
Outstanding beginning balance (in equity instruments) | EquityInstruments	74,140	74,140
Granted (in equity instruments) | EquityInstruments	91,945	91,945	74,140	74,140
Outstanding ending balance (in equity instruments) | EquityInstruments	166,085	166,085	74,140	74,140
Outstanding weighted fair value beginning (in dollars per equity instruments)	$ 14.41
Granted weighted fair value (in dollars per equity instruments)	9.78		$ 13.08
Outstanding weighted fair value ending (in dollars per equity instruments)	$ 11.31		$ 14.41
PSU's | Minimum
Authorized share capital
Units issued as percent to number granted	0.00%	0.00%
PSU's | Maximum
Authorized share capital
Units issued as percent to number granted	200.00%	200.00%
2018 DSU Plan
Authorized share capital
Deferred share unit liability		$ 997		$ 0
Share-based compensation - expensed		$ 1,014		$ 0
Activity
Granted (in equity instruments) | EquityInstruments	117,587	117,587
Outstanding ending balance (in equity instruments) | EquityInstruments	117,587	117,587
Granted weighted fair value (in dollars per equity instruments)	$ 9.78
Outstanding weighted fair value ending (in dollars per equity instruments)	$ 11.57